SUBSEQUENT EVENTS (Details) (USD $)		0 Months Ended		0 Months Ended		6 Months Ended	0 Months Ended
	Jun. 30, 2014	May 14, 2014 Brand Contract Mohamed Sanu item	Jun. 30, 2014 Brand Contract Mohamed Sanu	May 27, 2014 Fantex Series Vernon Davis	Apr. 28, 2014 Fantex Series Vernon Davis	Jun. 30, 2014 Fantex Series Vernon Davis	Apr. 28, 2014 Fantex Series Vernon Davis Parent	Apr. 28, 2014 Fantex Series Vernon Davis Fantex Brokerage Services, LLC	Jul. 25, 2014 Subsequent Event Brand Contract EJ Manuel item	Jul. 21, 2014 Subsequent Event Fantex Series EJ Manuel	Jul. 21, 2014 Subsequent Event Fantex Series EJ Manuel Parent	Jul. 21, 2014 Subsequent Event Fantex Series EJ Manuel Parent Director
SUBSEQUENT EVENTS
Number of shares issued through initial public offering					421,100					523,700
Tracking stock, par value (in dollars per share)	$ 0.0001				$ 0.0001					$ 0.0001
Gross proceeds from initial public offering					$ 4,211,450					$ 5,240,000
Number of shares purchased							102,454				250,000	27,934
Offer price for shares (in dollars per share)							$ 10				$ 10	$ 10
Purchase price of shares acquired							1,024,540				2,500,000	279,340
Underwriting fees paid								210,550
Percentage of brand income entitled			10.00%
One time cash consideration agreed to be paid for future ABI under the brand contract		1,560,000
One time cash consideration paid for future ABI under the brand contract									5,000,000
Cash held in escrow			78,000						250,000
Number of consecutive payments of brand amounts		6							6
Financial obligations due to the counterparty			0
Obligated payment due from counterparty			$ 0
Dividend declared (in dollars per share)				$ 0.70
Dividends declared, date						May 27, 2014
Shareholders of record, date						Aug. 15, 2014
Dividend paid, expected date						Aug. 18, 2014